Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
Total	€ 1,244	€ 2,994	€ 1,731	€ 4,572
LTIP Stock Options
Share-based payments
Total	68	1,362	158	2,337
RSU Supervisory Board
Share-based payments
Total	162	235	219	291
New VSOP
Share-based payments
Total		(12)		45
Prior VSOP
Share-based payments
Total	3	30	7	(21)
LTIP RSUs
Share-based payments
Total	€ 1,011	€ 1,379	€ 1,347	€ 1,920